PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
22.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31,
	2010	2011
	US$	US$

ASSETS

Current assets:
Cash and cash equivalents	632	46,092
Short-term investments	4,279	657
Prepayments and other current assets	—	1,898
Amounts due from related party	—	1,595

Total current assets	4,911	50,242

Non-current assets:
Investment in subsidiaries and PRC
Domestic Entities	199,565	320,710

Total assets	204,476	370,952

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Short-term loans	3,600	29,400
Accrued expenses and other liabilities	3	19
Dividend payable	39,635	51,969
Amounts due to subsidiaries	38,674	197,656

Total liabilities	81,912	279,044

Commitments and contingencies

Shareholders’ equity:
Class A and Class B ordinary shares (par value of HK$1 per share 600,000,000 shares authorized; 76,065,755 (Class A - 50,767,426 and Class B - 25,298,329) with par value of US$9,764 (Class A – US$6,517 and Class B – US$3,247) and 78,150,568 (Class A - 53,813,918 and Class B - 24,336,650) with par value of US$10,032 (Class A – US$6,908 and Class B – US$3,124) shares issued and outstanding as at December 31, 2010 and 2011)	9,764	10,032
Additional paid-in capital	39,399	49,838
Accumulated other comprehensive income	10,293	21,853
Retained earnings	63,108	10,185

Total shareholders’ equity	122,564	91,908

Total liabilities and shareholders’ equity	204,476	370,952

Condensed statements of income

	For the Year Ended December 31,
	2009	2010	2011
	US$	US$	US$

Revenues	—	—	—
Cost of revenues	—	—	—
Gross profit	—	—	—
General and administrative expenses	—	(1,127)	(1,764)

Operating loss	—	(1,127)	(1,764)
Equity in profits of subsidiaries and PRC Domestic Entities	52,693	64,715	107,732
Other than temporary impairment on available for sale securities	—	—	(4,343)
Foreign exchange loss	(41)	(480)	—

Income before income tax	52,652	63,108	101,625
Income tax expenses	—	—	—

Net income	52,652	63,108	101,625

Condensed statements of cash flows

	2009	2010	2011
	US$	US$	US$

Net cash (used in) provided by operating activities	—	(1,104)	(638)

Net cash provided by (used in) investing activities	29	(12,760)	—

Net cash provided by (used in) financing activities	—	14,384	46,098

Net increase in cash	29	520	45,460
Cash at beginning of year	83	112	632

Cash at end of year	112	632	46,092

Basis of Presentation

For the presentation of the parent company, only condensed financial information, the Company records its investment in subsidiaries and PRC Domestic Entities, which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and PRC Domestic Entities” and the subsidiaries and PRC Domestic Entities’ profit or loss as “Equity in profits or losses of subsidiaries and PRC Domestic Entities” on the condensed statements of income. The parent company only condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.